Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Hereford Street Trust
Entity Central Index Key	0000917286
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity Treasury Only Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Only Money Market Fund
Class Name	Fidelity® Treasury Only Money Market Fund
Trading Symbol	FDLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Only Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 14,755,708,656
Holdings Count | shares	52
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$14,755,708,656
Number of Holdings	52

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 24.7 8-30 22.9 31-60 20.2 61-90 18.4 91-180 17.5 >180 0.1 U.S. Treasury Obligations 103.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 103.8 Net Other Assets (Liabilities) - (3.8)%
Fidelity Series Treasury Bill Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Treasury Bill Index Fund
Class Name	Fidelity® Series Treasury Bill Index Fund
Trading Symbol	FHQFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Treasury Bill Index Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Treasury Bill Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,741,415,260
Holdings Count | shares	19
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,741,415,260
Number of Holdings	19
Portfolio Turnover	0%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 98.9 U.S. Treasury Obligations 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 98.9 98.9
Fidelity Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Money Market Fund
Class Name	Fidelity® Money Market Fund
Trading Symbol	SPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 136,718,704,160
Holdings Count | shares	280
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$136,718,704,160
Number of Holdings	280

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 62.7 8-30 14.0 31-60 10.1 61-90 4.4 91-180 9.9 >180 0.4 Repurchase Agreements 63.9 U.S. Treasury Obligations 19.0 Commercial Paper 13.6 Certificates of Deposit 5.0 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 63.9 U.S. Treasury Obligations - 19.0 Commercial Paper - 13.6 Certificates of Deposit - 5.0 Net Other Assets (Liabilities) - (1.5)%
Fidelity Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Money Market Fund
Class Name	Fidelity® Money Market Fund Premium Class
Trading Symbol	FZDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 136,718,704,160
Holdings Count | shares	280
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$136,718,704,160
Number of Holdings	280

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 62.7 8-30 14.0 31-60 10.1 61-90 4.4 91-180 9.9 >180 0.4 Repurchase Agreements 63.9 U.S. Treasury Obligations 19.0 Commercial Paper 13.6 Certificates of Deposit 5.0 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 63.9 U.S. Treasury Obligations - 19.0 Commercial Paper - 13.6 Certificates of Deposit - 5.0 Net Other Assets (Liabilities) - (1.5)%
Fidelity Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund
Trading Symbol	SPAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 427,263,576,826
Holdings Count | shares	672
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.3 8-30 10.9 31-60 7.3 61-90 11.0 91-180 11.9 >180 3.4 Repurchase Agreements 39.0 U.S. Treasury Obligations 36.1 U.S. Government Agency - Debt 26.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 39.0 U.S. Treasury Obligations - 36.1 U.S. Government Agency - Debt - 26.7 Net Other Assets (Liabilities) - (1.8)%
Fidelity Government Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Premium Class
Trading Symbol	FZCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 427,263,576,826
Holdings Count | shares	672
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.3 8-30 10.9 31-60 7.3 61-90 11.0 91-180 11.9 >180 3.4 Repurchase Agreements 39.0 U.S. Treasury Obligations 36.1 U.S. Government Agency - Debt 26.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 39.0 U.S. Treasury Obligations - 36.1 U.S. Government Agency - Debt - 26.7 Net Other Assets (Liabilities) - (1.8)%
Fidelity Government Money Market Fund - Daily Money Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Daily Money Class
Trading Symbol	FZBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 427,263,576,826
Holdings Count | shares	672
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.3 8-30 10.9 31-60 7.3 61-90 11.0 91-180 11.9 >180 3.4 Repurchase Agreements 39.0 U.S. Treasury Obligations 36.1 U.S. Government Agency - Debt 26.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 39.0 U.S. Treasury Obligations - 36.1 U.S. Government Agency - Debt - 26.7 Net Other Assets (Liabilities) - (1.8)%
Fidelity Government Money Market Fund - Class S
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Class S
Trading Symbol	FZSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 427,263,576,826
Holdings Count | shares	672
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.3 8-30 10.9 31-60 7.3 61-90 11.0 91-180 11.9 >180 3.4 Repurchase Agreements 39.0 U.S. Treasury Obligations 36.1 U.S. Government Agency - Debt 26.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 39.0 U.S. Treasury Obligations - 36.1 U.S. Government Agency - Debt - 26.7 Net Other Assets (Liabilities) - (1.8)%
Fidelity Government Money Market Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Class K6
Trading Symbol	FNBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 427,263,576,826
Holdings Count | shares	672
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.3 8-30 10.9 31-60 7.3 61-90 11.0 91-180 11.9 >180 3.4 Repurchase Agreements 39.0 U.S. Treasury Obligations 36.1 U.S. Government Agency - Debt 26.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 39.0 U.S. Treasury Obligations - 36.1 U.S. Government Agency - Debt - 26.7 Net Other Assets (Liabilities) - (1.8)%
Fidelity Government Money Market Fund - Capital Reserves Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Capital Reserves Class
Trading Symbol	FZAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 427,263,576,826
Holdings Count | shares	672
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.3 8-30 10.9 31-60 7.3 61-90 11.0 91-180 11.9 >180 3.4 Repurchase Agreements 39.0 U.S. Treasury Obligations 36.1 U.S. Government Agency - Debt 26.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 39.0 U.S. Treasury Obligations - 36.1 U.S. Government Agency - Debt - 26.7 Net Other Assets (Liabilities) - (1.8)%
Fidelity Government Money Market Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Advisor M Class
Trading Symbol	FZGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor M Class	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 427,263,576,826
Holdings Count | shares	672
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.3 8-30 10.9 31-60 7.3 61-90 11.0 91-180 11.9 >180 3.4 Repurchase Agreements 39.0 U.S. Treasury Obligations 36.1 U.S. Government Agency - Debt 26.7 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 39.0 U.S. Treasury Obligations - 36.1 U.S. Government Agency - Debt - 26.7 Net Other Assets (Liabilities) - (1.8)%
Fidelity Flex Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Government Money Market Fund
Class Name	Fidelity Flex® Government Money Market Fund
Trading Symbol	FLGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Government Money Market Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 183,353,060
Holdings Count | shares	151
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$183,353,060
Number of Holdings	151

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 52.2 8-30 10.7 31-60 8.5 61-90 10.5 91-180 10.5 >180 3.2 U.S. Treasury Obligations 33.2 U.S. Government Agency - Debt 32.7 Repurchase Agreements 29.7 Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 33.2 U.S. Government Agency - Debt - 32.7 Repurchase Agreements - 29.7 Net Other Assets (Liabilities) - 4.4
Fidelity Treasury Digital Fund - Liquidity
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Digital Fund
Class Name	Fidelity® Treasury Digital Fund Liquidity
Trading Symbol	FYHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Treasury Digital Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquidity	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 330,347,651
Holdings Count | shares	12
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$330,347,651
Number of Holdings	12

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 8-30 47.4 31-60 40.6 61-90 12.0 U.S. Treasury Obligations 100.0 Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 100.0 Net Other Assets (Liabilities) - 0.0
Fidelity Treasury Only Money Market Fund - Class OUS
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Only Money Market Fund
Class Name	Fidelity® Treasury Only Money Market Fund Class OUS
Trading Symbol	FYIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 800-544-0275 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	800-544-0275
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class OUS	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 14,755,708,656
Holdings Count | shares	52
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$14,755,708,656
Number of Holdings	52

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 24.7 8-30 22.9 31-60 20.2 61-90 18.4 91-180 17.5 >180 0.1 U.S. Treasury Obligations 103.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 103.8 Net Other Assets (Liabilities) - (3.8)%
Fidelity Treasury Digital Fund - OnChain Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Digital Fund
Class Name	Fidelity® Treasury Digital Fund OnChain
Trading Symbol	FYOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Treasury Digital Fund for the period August 4, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OnChain A	$ 5	0.20%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.20%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 330,347,651
Holdings Count | shares	12
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$330,347,651
Number of Holdings	12

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 8-30 47.4 31-60 40.6 61-90 12.0 U.S. Treasury Obligations 100.0 Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 100.0 Net Other Assets (Liabilities) - 0.0